Cover	Jan. 04, 2024
Cover [Abstract]
Document Type	8-K12B/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends Item 2.01 and Item 9.01 of the Current Report on Form 8-K originally filed by Arcadium Lithium plc (the “Company”) on January 4, 2024 (the “Original 8-K”), in which the Company reported, among other things, the consummation of the merger of equals between Livent Corporation and Allkem Limited (the “Allkem Livent Merger”) pursuant to a Transaction Agreement, dated as of May 10, 2023, as amended by the Amendment to Transaction Agreement, dated as of August 2, 2023, the Second Amendment to Transaction Agreement, dated as of November 5, 2023, and the Third Amendment to Transaction Agreement, dated as of December 20, 2023 (as amended, the “Transaction Agreement”), by and among Livent Corporation, Allkem Limited, the Company, Lightning-A Merger Sub, Inc. and Arcadium Lithium Intermediate IRL Limited. As a result of the Allkem Livent Merger, Livent Corporation and Allkem Limited became wholly-owned subsidiaries of the Company.
Document Period End Date	Jan. 04, 2024
Entity File Number	001-41907
Entity Registrant Name	ARCADIUM LITHIUM PLC
Entity Central Index Key	0001977303
Entity Tax Identification Number	98-1737136
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	Suite 12
Entity Address, Address Line Two	Gateway Hub
Entity Address, Address Line Three	Shannon Airport House
Entity Address, City or Town	Shannon
Entity Address, Country	IE
Entity Address, Postal Zip Code	V14 E370
Country Region	353
City Area Code	1
Local Phone Number	6875238
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $1.00 per share
Trading Symbol	ALTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false